Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended
		Aug. 11, 2020	Jun. 30, 2020	Jul. 24, 2020	Sep. 30, 2020	Aug. 14, 2020
Related Party Transactions (Textual)
Agreed of forfeit shares		393,750
Share Price			$ 10.00
Costs and expenses, related party			$ 200,000		$ 200,000
Related party debt					$ 200,000
Interest to purchase			$ 25,000,000
Business combination price per share			$ 10.00		$ 10.00
Sponsor for office space			$ 10,000		$ 10,000
Administrative expenses					$ 20,000
Class B Common Stock [Member]
Related Party Transactions (Textual)
Common stock par value			$ 0.0001		$ 0.0001
Aggregate of holding shares	[1]		3,018,750
Shareholders ownership, percentage		20.00%
Class A Common Stock [Member]
Related Party Transactions (Textual)
Common stock par value			$ 0.0001		0.0001
Aggregate of holding shares	[1]
Share Price			$ 10.00		$ 12.00
Interest to purchase					$ 25,000,000
Subscription of agreement to purchase of shares					1,500,000
Purchase price					$ 10
Subsequent Event [Member]
Related Party Transactions (Textual)
Agreed of forfeit shares		393,750
IPO [Member]
Related Party Transactions (Textual)
Total number of shares outstanding						1,575,000
Share Price					$ 10.00	$ 10.00
Related party debt			$ 200,000
Over-Allotment Option [Member]
Related Party Transactions (Textual)
Aggregate purchased shares			441,500
Aggregate price			$ 4,415,000
Total number of shares outstanding			1,575,000
Private placement shares					441,500
Private placement [Member]
Related Party Transactions (Textual)
Aggregate purchased shares			410,000
Aggregate price			$ 4,100,000
Share Price			$ 10.00		$ 10.00
Sponsor fees					$ 4,400,000
Founder Shares [Member]
Related Party Transactions (Textual)
Sponsor founder shares transferred				30,000
Aggregate founder shares transferred				90,000
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions (Textual)
Aggregate purchased shares			2,875,000
Common stock par value			$ 0.0001
Aggregate price			$ 25,000
Aggregate of holding shares		2,928,750
Total number of shares outstanding		3,018,750
Shareholders ownership, percentage		20.00%
Working Capital Loan [Member]
Related Party Transactions (Textual)
Interest to purchase			$ 1,500,000		$ 1,500,000

[1]	This number includes up to 393,750 shares of Class B common stock subject to forfeiture by our sponsor if the over-allotment option is not exercised in full or in part by the underwriters.